Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	Investment Managers Series Trust
Central Index Key	0001318342
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Jan. 01, 2019
Prospectus Date	Jan. 01, 2019